UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Westchester Capital Management, Inc.
Address: 801 N. 96th Street, Omaha, NE 68114

Form 13F File Number: 28-12425

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Cindy L Christensen
Title: Executive VP & COO
Phone: (402) 392-2418

Signature, Place, and Date of Signing:

/s/ Cindy L Christensen                Omaha, NE                 May 06, 2011
-----------------------                ---------              -----------------
     [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                 0

Form 13F Information Table Entry Total:                           44

Form 13F Information Table Value Total:                     $124,450
                                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                           TITLE                      SHRS OR     VALUE  INVESTMENT     VOTING AUTORITY
             NAME OF ISSUER                OF CLASS         CUSIP     PRN AMT   (x$1000) DISCRETION   SOLE  SHARED   NONE
3M Company                                 common stock   88579Y101    56471        5280      Y        X
AT&T                                       common stock   00206R102      200           6      Y        X
American Express Company                   common stock   025816109     1000          45      Y        X
Amgen, Inc.                                common stock   031162100    78104        4175      Y        X
Avon Products                              common stock   054303102   138225        3738      Y        X
BP PLC ADR                                 common stock   055622104   117130        5170      Y        X
Becton Dickinson & Company                 common stock   075887109    63650        5068      Y        X
Berkshire Hathaway Class B                 common stock   084670702    56473        4723      Y        X
Boeing Company                             common stock   097023105    68338        5052      Y        X
Bristol-Myers Squibb Company               common stock   110122108   205307        5426      Y        X
CVS Caremark Corporation                   common stock   126650100   143675        4931      Y        X
Caterpillar, Inc.                          common stock   149123101    85540        9525      Y        X
Chevron Corporation                        common stock   166764100     1594         171      Y        X
Cisco Systems, Inc.                        common stock   17275R102   268250        4600      Y        X
Coca Cola Company                          common stock   191216100     1577         105      Y        X
Colgate Palmolive                          common stock   194162103      600          48      Y        X
ConocoPhillips                             common stock   20825C104      332          26      Y        X
Devon Energy Corporation                   common stock   25179M103    64306        5901      Y        X
Duke Energy Corporation                    common stock   26441C105     2000          36      Y        X
Exxon Mobil Corporation                    common stock   30231G102      100           8      Y        X
General Electric Company                   common stock   369604103   156880        3145      Y        X
Honda Motor Company                        common stock   438128308   128368        4815      Y        X
Intel Corporation                          common stock   458140100   233650        4715      Y        X
Ishares Barclays Aggregate Bond Fund       common stock   464287226      200          21      Y        X
Johnson & Johnson                          common stock   478160104    75266        4460      Y        X
Kimberly-Clark Corporation                 common stock   494368103    75496        4928      Y        X
Level 3 Communications                     common stock   52729N100    11270          17      Y        X
McDonald's Corporation                     common stock   580135101    42126        3205      Y        X
Microsoft Corporation                      common stock   594918104   217343        5518      Y        X
Pepsico, Inc.                              common stock   713448108      500          32      Y        X
Pfizer, Inc.                               common stock   717081103   178501        3625      Y        X
Procter & Gamble                           common stock   742718109     1790         110      Y        X
SPDR Gold Trust                            common stock   78463V107     4425         619      Y        X
Schlumberger Limited                       common stock   806857108      450          42      Y        X
Target Corporation                         common stock   87612E106      500          25      Y        X
The Bank of New York Mellon Corporation    common stock   064058100    89484        2673      Y        X
Tsakos Energy Navigation Limited           common stock   G9108L108   153457        1685      Y        X
U.S. Bancorp                               common stock   902973304   108975        2880      Y        X
Valero Energy Corporation                  common stock   91913Y100    97445        2906      Y        X
Vanguard Total Bond Market ETF             common stock   921937835      450          36      Y        X
Verizon Communications                     common stock   92343V104   150475        5799      Y        X
Wal-Mart Stores, Inc.                      common stock   931142103    99101        5158      Y        X
Zimmer Holdings, Inc.                      common stock   98956P102    66113        4002      Y        X
Red Oak Hereford Farms 4% Cum Convertible  pref stock     756990875     2000           0      Y        X